Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (2,601,926)	$ (20,210,992)	$ 6,628,881	$ 6,818,599